Contract Balances (Tables)	3 Months Ended
Mar. 31, 2018
Contracts Receivable [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities

Trade accounts receivables and unbilled revenue are as follows:

	March 31, 2018	December 31, 2017
	(in thousands)
Contract assets:
Billed services (accounts receivable)	$403,893	$388,431
Unbilled services (unbilled revenue)	292,688	268,509
Trade accounts receivable and unbilled revenue	696,581	656,940
Allowance for doubtful accounts	(9,953)	(8,930)

Trade accounts receivable and unbilled revenue, net	$686,628	$648,010

Unbilled services and payments on account were as follows:

(in thousands, except percentages)	March 31, 2018	December 31, 2017	$ Change	% Change

Unbilled services (unbilled revenue)	$292,688	$268,509	$24,179	9.0%
Unearned revenue (payments on account)	(332,353)	(298,992)	(33,361)	11.2%

Net balance	$(39,665)	$(30,483)	$(9,182)	30.1%